Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Income tax (charge)/credit recorded in the income statement	$ (1,445)	$ 188	$ 3,508
Discontinued operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Income tax (charge)/credit recorded in the income statement	$ 510	$ 219	$ 2,990